MoA All America Fund Annual Fund Operating Expenses - MoA All America Fund - MoA All America Fund	Dec. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.55%